Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and accrued liabilities
Accounts payable and accrued liabilities comprise the following:

	December 31, 2021	December 31, 2020
	$	$
Accounts payable and accrued liabilities	3,115	2,171
Dividends payable	2,236	2,220
Income and withholding taxes payable	706	—
	6,057	4,391